Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses
General and administrative expenses	¥ 564,286	$ 86,481	¥ 232,837	¥ 57,980
Total operating expenses	(704,553)	(107,978)	(304,843)	(84,670)
Operating (loss) income	28,228	4,326	(62,054)	(121,446)
Interest income	27,616	4,232	7,161	97
Interest expense	(238,384)	(36,534)	(102,290)	(24,344)
Net loss attributable to Chindata Group Holdings Limited	(283,345)	(43,425)	(174,443)	(138,161)
Other comprehensive income (foreign currency translation adjustments), net of tax of nil:	(212,597)	(32,582)	21,967	18,032
Comprehensive loss	(495,942)	(76,007)	(147,734)	(120,129)
Parent Company
Operating expenses
General and administrative expenses	(53,945)	(8,267)	(33,523)
Total operating expenses	(53,945)	(8,267)	(33,523)
Operating (loss) income	(53,945)	(8,267)	(33,523)
Interest income	1,854	284
Interest expense			47
Share of losses of subsidiaries and the VIEs	(232,287)	(35,600)	(140,967)	(138,161)
Foreign currency exchange loss	(1,193)	(183)
Others, net	2,226	341
Net loss attributable to Chindata Group Holdings Limited	(283,345)	(43,425)	(174,443)	(138,161)
Other comprehensive income (foreign currency translation adjustments), net of tax of nil:	(212,597)	(32,582)	21,967	18,032
Comprehensive loss	¥ (495,942)	$ (76,007)	¥ (152,476)	¥ (120,129)